Cover	May 25, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 25, 2021
Entity File Number	001-07436
Entity Registrant Name	HSBC USA Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2764867
Entity Address, Address Line One	452 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	525-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000083246
Amendment Flag	false
$100,000 Zero Coupon Callable Accreting Notes due January 15, 2043 [Member]
Entity Information [Line Items]
Title of 12(b) Security	$100,000,000 Zero Coupon Callable Accreting Notes due January 15, 2043
Trading Symbol	HBA/43
Security Exchange Name	NYSE
$50,000,000 Zero Coupon Callable Accreting Notes due January 29, 2043 [Member]
Entity Information [Line Items]
Title of 12(b) Security	$50,000,000 Zero Coupon Callable Accreting Notes due January 29, 2043
Trading Symbol	HBA/43A
Security Exchange Name	NYSE